Perritt MicroCap Opportunities Fund
Schedule of Investments (Unaudited)		January 31, 2022

Shares	COMMON STOCKS - 99.03%	Value
	Administrative and Support Services - 4.52%
38,477	BGSF, Inc.	$523,672
39,050	Chicago Atlantic Real Estate Finance, Inc.	741,950
46,746	Hudson Global, Inc. (a)	1,396,771
45,000	Kidpik Corp. (a)	254,250
		2,916,643
	Auto Parts & Equipment - 3.60%
36,443	Commercial Vehicle Group, Inc. (a)	282,069
43,800	Miller Industries, Inc.	1,378,386
40,000	Motorcar Parts of America, Inc. (a)	661,200
		2,321,655
	Biotechnology - 0.87%
22,500	Opiant Pharmaceuticals, Inc. (a)	562,275
		562,275
	Building Materials - 1.99%
10,000	BlueLinx Holdings, Inc. (a)	716,400
30,000	PGT Innovations, Inc. (a)	569,700
		1,286,100
	Business Services - 7.11%
171,282	DLH Holdings Corp. (a)	3,213,250
80,000	Information Services Group, Inc.	516,800
83,000	Intrusion, Inc. (a)	275,560
50,000	PFSweb, Inc. (a)	584,500
		4,590,110
	Chemical & Related Products - 4.58%
218,829	Northern Technologies International Corp.	2,954,192
		2,954,192
	Chemical Manufacturing - 2.62%
275,000	ASSERTIO HOLDINGS, Inc. (a)	712,250
135,000	ProPhase Labs, Inc.	977,400
		1,689,650
	Computer & Electronic Product Manufacturing - 0.29%
1,050,000	Singing Machine Co., Inc. (a)(e)	189,000
		189,000
	Computer and Electronic Product Manufacturing - 3.06%
93,000	Coda Octopus Group, Inc. (a)	624,960
54,000	Gilat Satellite Networks, Ltd. - ADR (b)	408,780
60,000	Powerfleet, Inc. (a)	214,200
41,000	Quipt Home Medical Corp. - ADR (a)(b)	215,660
70,000	Senstar Technologies Ltd. - ADR (b)	165,900
39,000	TransAct Technologies, Inc. (a)	350,610
		1,980,110
	Construction & Engineering - 2.18%
59,429	Gencor Industries, Inc. (a)	664,416
15,000	IES Holdings, Inc. (a)	739,500
		1,403,916
	Consumer Goods - 1.26%
40,000	Turtle Beach Corp. (a)	812,800
		812,800
	Consumer Products - Manufacturing - 2.29%
14,000	Delta Apparel, Inc. (a)	422,800
22,000	Superior Group of Cos., Inc.	449,460
55,000	VOXX International Corp. (a)	607,750
		1,480,010
	Consumer Services - 0.86%
103,800	DHI Group, Inc. (a)	558,444
		558,444

	Credit Intermediation and Related Activities - 0.26%
120,000	CSI Compressco LP	169,200
		169,200
	Data Processing, Hosting and Related Services - 0.70%
25,000	Ooma, Inc. (a)	451,000
		451,000
	Educational Services - 2.08%
90,000	Lincoln Educational Services Corp. (a)	616,500
100,000	Universal Technical Institute, Inc. (a)	726,000
		1,342,500
	Electronic Equipment & Instruments - 1.49%
26,000	Bel Fuse, Inc. - Class B	322,920
33,000	Identiv, Inc. (a)	637,560
		960,480
	Engineering & Construction - 1.20%
86,000	Infrastructure & Energy Alternatives, Inc. (a)	775,720
		775,720
	Environmental Services - 1.43%
150,000	QUEST RESOURCE HLDG Corp. (a)	922,500
		922,500
	Financial Services - 11.60%
25,000	First Internet Bancorp.	1,256,500
20,000	Hennessy Advisors, Inc.	207,500
227,643	Silvercrest Asset Management Group, Inc. - Class A	3,824,402
406,600	U.S. Global Investors, Inc. - Class A	2,195,640
		7,484,042
	Food Manufacturing - 0.39%
130,000	MamaMancini's Holdings, Inc. (a)	252,200
		252,200
	Gold - 1.54%
400,000	Gold Resource Corp.	656,000
400,000	McEwen Mining, Inc. (a)	340,960
		996,960
	Healthcare Services - 0.82%
35,000	InfuSystem Holdings, Inc. (a)	528,500
		528,500
	Home Builder - 1.10%
30,100	Green Brick Partners, Inc. (a)	712,768
		712,768
	Housing - 3.57%
93,027	Legacy Housing Corp. (a)	2,303,349
		2,303,349
	Leisure - 1.82%
84,000	Century Casinos, Inc. (a)	835,800
90,000	Galaxy Gaming, Inc. (a)	340,200
		1,176,000
	Machinery Manufacturing - 1.07%
24,455	Mayville Engineering Co, Inc. (a)	280,499
245,400	TechPrecision Corp. (a)	407,364
		687,863
	Medical Supplies & Services - 1.70%
3,000	Addus HomeCare Corp. (a)	239,490
30,000	IntriCon Corp. (a)	438,900
20,000	Lakeland Industries, Inc. (a)	420,400
		1,098,790
	Merchant Wholesalers, Durable Goods - 1.92%
20,000	A-Mark Precious Metals, Inc.	1,238,000
		1,238,000
	Merchant Wholesalers, Nondurable Goods - 0.26%
225,000	NewAge, Inc. (a)	168,637
		168,637

	Mining (except Oil and Gas) - 0.50%
50,110	Fortitude Gold Corp.	320,704
		320,704
	Miscellaneous Manufacturing - 0.43%
50,000	iCAD, Inc. (a)	279,500
		279,500
	Motion Pictures and Sound Recording Industries - 1.31%
352,605	WildBrain, Ltd. - (a)(b)	842,726
		842,726
	Oil & Gas - 1.49%
167,367	Evolution Petroleum Corp.	962,360
		962,360
	Oil & Gas Services - 0.65%
371,895	Profire Energy, Inc. (a)	420,241
		420,241
	Primary Metal Manufacturing - 1.13%
127,404	Ampco-Pittsburgh Corp. (a)	727,477
		727,477
	Professional, Scientific, and Technical Services - 3.73%
38,703	Bowman Consulting Group Ltd. (a)	762,449
6,000	CRA International, Inc.	510,360
250,000	Heritage Global, Inc. (a)	422,500
328,400	Research Solutions Inc/CA (a)	709,344
		2,404,653
	Publishing Industries (except Internet) - 0.64%
40,000	eGain Corp. (a)	413,200
		413,200
	Semiconductor Related Products - 1.80%
60,000	AXT, Inc. (a)	449,400
40,000	Photronics, Inc. (a)	715,200
		1,164,600
	Software - 2.93%
21,720	American Software, Inc. - Class A	499,343
100,000	Asure Software, Inc. (a)	725,000
130,000	Immersion Corp. (a)	672,100
		1,896,443

	Specialty Manufacturing - 2.29%
20,000	LB Foster Co. - Class A (a)	302,400
62,000	LSI Industries, Inc.	461,280
25,223	Northwest Pipe Co. (a)	715,576
		1,479,256
	Support Activities for Mining - 0.29%
125,000	Alexco Resource Corp. - (a)(b)	186,250
		186,250
	Telecommunications - 2.86%
150,000	Ceragon Networks, Ltd. - ADR (a)(b)	345,000
34,000	Digi International, Inc. (a)	759,560
142,000	PC-Tel, Inc.	746,920
		1,851,480
	Transportation - 3.59%
373,000	Radiant Logistics, Inc. (a)	2,316,330
		2,316,330
	Transportation Equipment Manufacturing - 3.25%
40,000	Shyft Group, Inc.	1,677,600
11,000	Strattec Security Corp. (a)	416,790
		2,094,390
	Utilities - 0.99%
50,000	Pure Cycle Corp. (a)	641,000
		641,000
	Waste Management & Remediation Services - 1.23%
134,500	Perma-Fix Environmental Services, Inc. (a)	792,205
		792,205
	Waste Management and Remediation Services - 0.52%
50,000	Sharps Compliance Corp. (a)	337,500
		337,500
	Water Transportation - 1.22%
25,000	Euroseas, Ltd. - (a)(b)	787,500
		787,500

	TOTAL COMMON STOCKS (Cost $42,649,090)	$63,931,229

Contracts	WARRANTS - 0.01%	Value
	Engineering & Construction - 0.01%
5,000	Infrastructure & Energy Alternatives, Inc.
	Expiration : 03/26/2023, Exercise Price $11.50 (a)	$7,525
	Computer & Electronic Product Manufacturing - 0.00%
1,000,000	Singing Machine Co., Inc.
	Expiration : 08/06/2026, Exercise Price $0.32 (a)(d)	0

	TOTAL WARRANTS ($8,100)	$7,525

Shares	SHORT-TERM INVESTMENTS - 1.02%	Value
	Money Market Funds - 1.02%
660,853	First American Government Obligations Fund, Class X, 0.03% (c)	$660,853

	TOTAL SHORT-TERM INVESTMENTS (Cost $660,853)	$660,853

	Total Investments (Cost $43,318,043) - 100.06%	$64,599,607
	Liabilities in Excess of Other Assets - (0.06)%	(39,160)
	TOTAL NET ASSETS - 100.00%	$64,560,447

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield as of January 31, 2022.
(d)	This security is deemed to be illiquid. This security represents $0 of value or 0.00% of net assets.
(e)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.” The value of this security is $189,000 or 0.29% of the Fund’s net assets. This security is deemed to be liquid.